Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 88,824	$ 54,917
Restricted cash (note 18)	3,071	2,153
Pool receivables from affiliates, net (note 16h)	0	56,549
Accounts receivable, including affiliate balances of $nil (2018 - $2.1 million) (notes 1 and 2)	95,648	17,365
Assets held for sale (note 21)	65,458	0
Due from affiliates (note 16f)	697	39,663
Current portion of derivative assets (note 13)	577	2,905
Bunker and lube oil inventory (note 1)	49,790	23,179
Prepaid expenses	10,288	10,917
Accrued revenue (notes 2 and 3)	106,872	17,943
Total current assets	421,225	225,591
Restricted cash - long-term (note 18)	3,437	3,437
Vessels and equipment At cost, less accumulated depreciation of $537.1 million (2018 - $494.4 million) (notes 11 and 21)	1,223,085	1,401,551
Vessels related to finance leases At cost, less accumulated depreciation of $143.7 million (2018 - $111.3 million) (notes 12 and 21)	527,081	482,010
Operating lease right-of-use asset (notes 2 and 12)	19,560	0
Vessels and equipment At cost, less accumulated depreciation of $537.1 million (2018 - $494.4 million) (notes 11 and 21)	1,769,726	1,883,561
Investment in and advances to equity-accounted for investment (note 7)	28,112	25,766
Derivative assets (note 13)	82	2,973
Other non-current assets	1,923	74
Intangible assets At cost, less accumulated depreciation of $13.1 million (2018 - $10.9 million) (note 8)	2,545	11,625
Goodwill (note 8)	2,426	8,059
Total assets	2,229,476	2,161,086
Current
Accounts payable, including affiliate balances of $nil (2018 - $0.6 million)	70,978	11,146
Accrued liabilities (notes 9, 13 and 16f)	59,735	40,856
Short-term debt (note 10)	50,000	0
Current portion of long-term debt (note 11)	43,573	106,236
Current portion of derivative liabilities (note 13)	86	57
Current obligation related to finance leases (note 12)	25,357	20,896
Current obligation of operating lease liabilities (notes 2 and 12)	16,290	0
Due to affiliates (note 16f)	2,139	18,570
Liabilities associated with assets held for sale (note 21)	2,980	0
Other current liabilities	8,567	0
Total current liabilities	279,705	197,761
Long-term debt (note 11)	516,106	629,170
Long-term obligation related to finance leases (note 12)	389,431	354,393
Long-term operating lease liabilities (notes 2 and 12)	3,270	0
Other long-term liabilities (note 22)	51,044	32,829
Total liabilities	1,239,556	1,214,153
Commitments and contingencies (notes 7, 10, 11, 12 and 13)
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 29.0 million Class A and 4.6 million class B shares issued and outstanding as at December 31, 2019 and December 31, 2018) (notes 5 and 15)	1,297,555	1,295,929
Accumulated deficit	(307,635)	(348,996)
Total equity	989,920	946,933
Total liabilities and equity	$ 2,229,476	$ 2,161,086